CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 9 - CONVERTIBLE PROMISSORY NOTES

$

Balance, December 31, 2015	639,824

Issuances (Net of Transaction Costs)	52,725
Repayments	(13,841)
Conversions	(304,386)
Interest Accrual	21,051

Balance, December 31, 2016	395,373

Issuances (Net of Transaction Costs)	1,391,759
Repayments	(130,498)
Conversions	(102,128)
Interest Accrual	27,989

Balance, December 31, 2017	1,582,495

a)	During 2016, the Company issued convertible promissory notes totaling $49,806. In addition, the Company issued a convertible promissory note in the amount of $2,919 (US$2,200) to a company controlled by a director and officer of the Company. The notes mature on December 31, 2021.

The notes are non-interest bearing and unsecured. All the notes become payable immediately should the Company complete a financing in excess of US$5,000,000 prior to the maturity date and shall bear interest at 3% per annum compounded annually should the Company default on the notes. These notes are convertible into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the notes or the maturity date, whichever shall occur first.

b)	During 2016, the Company entered into assignment of creditors and settlement of debt agreements in respect of certain convertible promissory notes totaling $293,389 (including US$157,025). As part of the settlement, the Company issued 16,000,000 post-consolidation shares (Note 10(b)(iv)) to the promissory note holders and recognized a gain on settlement of debts in the amount of $41,406 settled.

c)	During 2017, the Company issued convertible promissory notes in the amount of $304,239 (US$220,000). The notes are non-interest bearing, unsecured, and mature on December 31, 2021.

The notes may be converted into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the note or the maturity date, whichever shall occur first. The notes become immediately payable should the Company complete financing in excess of US$5,000,000 prior to the maturity date, and bear interest at 3% per annum compounded annually should the Company default on the note. Subsequent to year-end, all the promissory notes totalling US$220,000 were converted into 2,500,000 common shares of the Company (Note 17(c)).

d)	During 2017, the Company issued convertible promissory notes in the amount of $1,053,647 (US$836,190). The notes are unsecured, bear interest at between 10% and 12% per annum from the date of issuance, and mature between 6 months and one year after the date of issuance.

Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment. Subsequent to year-end, promissory notes totalling US$290,540 were converted into 4,267,873 common shares of the Company (Note 17(c)).

e)	During 2017 the Company entered into a consulting agreement with an unrelated party for the provision of advertising services. In consideration for the services the Company issued a convertible promissory note in the amount of $37,692 (US$30,000). The convertible promissory note is unsecured, bears interest at 3% per annum, and matures on January 10, 2018.

Upon maturity, the note shall be converted into common shares of the Company at a 20% discount to the lowest closing bid price for the Company’s common stock offered during the twenty trading days prior to conversion. The Company may redeem the note in whole or in part at any time without penalty. Subsequent to year-end, this promissory note was converted into 355,450 common shares of the Company (Note 17(c)).